                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                          (412) 288-1900 (Registrant's
                                Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05
                                    --------

               Date of Reporting Period: Six months ended 5/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Limited Term Municipal Fund

Established 1993

A Portfolio of Federated Fixed Income Securities, Inc.

12TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.77		$9.90	$9.83	$9.74		$9.56	$9.60
Income From Investment Operations:
Net investment income	0.12		0.21	0.21	0.26	[1]	0.34	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.13)	0.08	0.09	[1]	0.18	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.08	0.29	0.35		0.52	0.35
Less Distributions:
Distributions from net investment income	(0.12)		(0.21)	(0.22)	(0.26)		(0.34)	(0.39)
Net Asset Value, End of Period	$9.69		$9.77	$9.90	$9.83		$9.74	$9.56
Total Return [2]	0.40%		0.86%	2.92%	3.59%		5.53%	3.75%

Ratios to Average Net Assets:
Expenses	0.98	% [3]	0.98%	0.98%	0.98%		0.98%	0.95%
Net investment income	2.45	% [3]	2.16%	2.16%	2.58	% [1]	3.42%	4.12%
Expense waiver/reimbursement [4]	0.24	% [3]	0.15%	0.11%	0.16%		0.28%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,659		$153,283	$235,512	$225,572		$148,914	$54,995
Portfolio turnover	4%		24%	26%	39%		39%	6%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$9.77		$9.90	$9.83	$9.74		$9.56	$9.60
Income From Investment Operations:
Net investment income	0.13		0.24	0.24	0.28	[1]	0.37	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.13)	0.07	0.09	[1]	0.18	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.11	0.31	0.37		0.55	0.38
Less Distributions:
Distributions from net investment income	(0.13)		(0.24)	(0.24)	(0.28)		(0.37)	(0.42)
Net Asset Value, End of Period	$9.69		$9.77	$9.90	$9.83		$9.74	$9.56
Total Return [2]	0.52%		1.11%	3.18%	3.85%		5.80%	4.01%

Ratios to Average Net Assets:
Expenses	0.74	% [3]	0.73%	0.73%	0.73%		0.73%	0.70%
Net investment income	2.70	% [3]	2.41%	2.41%	2.85	% [1]	3.72%	4.37%
Expense waiver/reimbursement [4]	0.39	% [3]	0.30%	0.26%	0.31%		0.43%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,563		$24,385	$25,261	$17,416		$18,955	$15,164
Portfolio turnover	4%		24%	26%	39%		39%	6%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,004.00	$4.90
Class F Shares	$1,000	$1,005.20	$3.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.04	$4.94
Class F Shares	$1,000	$1,021.24	$3.73

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.98%
Class F Shares	0.74%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	16.6%	Aaa	17.8%
AA	17.1%	Aa	15.9%
A	24.1%	A	28.4%
BBB	20.0%	Baa	14.4%
BB	3.9%	Ba	0.8%
B	0.0%	B	0.0%
Not Rated by S&P	18.3%	Not Rated by Moody's	22.7%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 3.4% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

May 31, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--98.4%
		Alabama--4.1%
$1,000,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2008	AA/Aa3	$1,053,160
2,865,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 4.00%, 6/1/2007	A+/A1	2,894,538
405,000		Huntsville, AL Health Care Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2005	NR/A2	405,000
945,000		Huntsville, AL Health Care Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2006	NR/A2	965,743
		TOTAL		5,318,441
		Arizona--2.3%
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2002D), 5.00%, 1/1/2007	AA/Aa2	1,033,270
1,000,000	[1,2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/NR	1,011,940
1,000,000	[1,2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR	999,060
		TOTAL		3,044,270
		Arkansas--2.7%
500,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR	499,255
1,475,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.25% (Arkansas Children's Hospital), 3/1/2006	A/A2	1,489,234
1,530,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007	A/A2	1,568,831
		TOTAL		3,557,320
		California--4.4%
2,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2	1,992,420
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.25% (MBIA Insurance Corp. INS), 5/1/2007	AAA/Aaa	1,567,560
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$2,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	A/A3	$2,102,320
25,000		Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (GNMA Collateralized Home Mortgage Program COL)/(MBIA Insurance Corp. INS), 12/1/2008	AAA/Aaa	25,138
		TOTAL		5,687,438
		Colorado--4.4%
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/NR	100,544
55,000		Colorado HFA, Single Family Program Senior Bonds (Series 1998C-1), 4.70%, 5/1/2020	NR/Aa2	55,288
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3	993,320
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1	1,992,280
305,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2005	BBB/Baa3	307,641
140,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2006	BBB/Baa3	143,255
200,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007	BBB/Baa3	207,106
1,755,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 3.30% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2005	AA/NR	1,757,738
200,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/ (Original Issue Yield: 4.50%), 12/1/2015	A-/NR	201,088
		TOTAL		5,758,260
		Connecticut--1.3%
1,750,000		Connecticut Development Authority, PCR Bonds, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa	1,732,798
		Florida--4.0%
1,355,000	[1,2]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	NR/A3	1,339,539
2,000,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2008	AAA/Aaa	2,114,220
1,680,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2005	AA-/NR	1,694,834
		TOTAL		5,148,593
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Georgia--1.9%
$935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	BBB+/NR	$995,130
1,505,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR	1,510,418
		TOTAL		2,505,548
		Idaho--0.3%
415,000		Idaho Housing Agency, SFM Bonds, Series B-2, 4.65%, 7/1/2028	NR/Aaa	415,614
		Illinois--4.3%
30,000		Chicago, IL SFM, Collateralized SFM Revenue Bonds (Series 1997B), 5.10% (GNMA Collateralized Home Mortgage Program COL), 9/1/2007	NR/Aaa	30,111
1,000,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series B), 4.25% (AMBAC INS), 6/1/2008	AAA/Aaa	1,001,090
255,000	[1]	Illinois Development Finance Authority IDB, (Series 1995) Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR	259,026
140,000		Illinois Development Finance Authority IDB, Mortgage Revenue Refunding Bonds, (Series 1997A), 5.20% (MBIA Insurance Corp. INS)/(FHA LOC), 7/1/2008	NR/Aaa	143,000
2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Health Care Network)/(Original Issue Yield: 5.33%), 11/15/2006	AA/Aa3	2,058,120
2,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	AAA/Aaa	2,084,480
		TOTAL		5,575,827
		Indiana--3.5%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-/Baa1	1,008,590
500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR	498,285
1,260,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2005	NR/Aa3	1,269,967
725,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 5.50% (Community Foundation of Northwest Indiana), 8/1/2005	BBB-/NR	727,320
1,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCR Revenue Bonds (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2	992,410
		TOTAL		4,496,572
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Kansas--2.3%
$1,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3	$1,027,070
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/(MBIA Insurance Corp. INS), 12/1/2005	AAA/Aaa	1,170,107
785,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 4.00% (Lawrence Memorial Hospital), 7/1/2008	NR/Baa1	799,232
25,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa	25,146
		TOTAL		3,021,555
		Louisiana--3.9%
1,000,000		Calcasieu Parish, LA, IDB, Pollution Control Revenue Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1	1,020,500
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3	2,023,500
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2	2,003,400
		TOTAL		5,047,400
		Maryland--0.7%
850,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2	849,983
		Massachusetts--0.9%
1,115,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital), 7/1/2005	BBB/NR	1,115,836
		Michigan--4.2%
1,000,000		Detroit, MI, Capital Improvement LT GO Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa	1,037,280
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2008	A-/A1	1,042,630
1,000,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 4.75% (NSF International), 8/1/2009	A-/NR	1,049,690
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR	993,490
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	A/NR	1,347,078
		TOTAL		5,470,168
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Minnesota--2.8%
$1,030,000		Maplewood, MN, Health Care Facility Revenue Bonds (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB+/Ba1	$1,030,793
1,530,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	A-/A3	1,592,501
750,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2007	BBB+/Baa1	772,193
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	NR	312,510
		TOTAL		3,707,997
		Missouri--1.2%
960,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 5.00% (St. Francis Medical Center, MO), 6/1/2007	A/NR	992,054
115,000		Kansas City, MO IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	BB/Baa3	114,995
425,000		West Plains, MO IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+/NR	427,040
		TOTAL		1,534,089
		Nebraska--0.1%
125,241	[1]	Energy America, NE, Gas Supply Revenue Bonds (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR	124,011
		New Hampshire--1.5%
2,000,000		New Hampshire Business Finance Authority, Refunding PCR Bonds, 3.50% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	NR/Baa2	1,958,260
		New Jersey--3.2%
850,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	NR	863,328
1,000,000		Bayonne, NJ, 5.00% TANs, 11/15/2005	NR	1,004,850
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2008	BBB/Baa2	527,535
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	BBB-	693,769
1,000,000		New Jersey State Transportation Corp., Certificates of Participation (Series 2000B), 5.50% (AMBAC INS), 9/15/2007	AAA/Aaa	1,056,330
		TOTAL		4,145,812
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--9.4%
$1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1	$1,122,698
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2008	A+/A1	1,059,170
1,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007	A+/A1	1,043,070
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A+/A1	1,024,480
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A+/A1	1,043,070
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	A+/A1	1,059,170
1,620,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2008	NR/Aa3	1,665,166
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (Series 2002), 5.00% (New York State), 4/1/2007	AA-/A2	2,072,760
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR	1,034,840
1,025,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 4.00%, 7/1/2007	NR/A3	1,048,975
		TOTAL		12,173,399
		North Carolina--1.2%
1,500,000		North Carolina State, UT GO Bonds (Series 1997A), 5.20% (United States Treasury PRF 3/1/2007 @ 102)/(Original Issue Yield: 5.35%), 3/1/2013	AAA/Aa1	1,588,380
		Ohio--4.7%
1,000,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 4/1/2008	NR/A3	1,000,010
230,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.90% (GNMA Collateralized Home Mortgage Program COL), 9/1/2025	AAA/Aaa	231,971
875,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2	874,055
2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	AA/Aa3	2,044,040
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3	1,003,630
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2	1,001,700
		TOTAL		6,155,406
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Oregon--1.4%
$1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3	$1,017,770
750,000		Port of Portland, OR, 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR	747,278
		TOTAL		1,765,048
		Pennsylvania--4.6%
1,000,000		Commonwealth of Pennsylvania, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa	1,050,330
1,020,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.25%, 10/15/2006	AA/Aa2	1,052,997
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	BBB/NR	834,196
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	BBB/NR	213,514
1,075,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008	BBB+/Baa1	1,082,504
530,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BB/NR	541,257
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR	1,065,883
115,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+	115,223
		TOTAL		5,955,904
		Rhode Island--1.1%
400,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB+/Baa1	401,504
500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB+/Baa1	511,540
510,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB+/Baa1	532,823
		TOTAL		1,445,867
		South Carolina--1.2%
1,500,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2	1,525,380
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		South Dakota--1.0%
$1,255,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.50% (Avera Health)/(AMBAC INS), 7/1/2005	AAA/Aaa	$1,256,707
		Tennessee--1.6%
1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR	1,007,320
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR	1,046,280
		TOTAL		2,053,600
		Texas--8.5%
3,000,000		Austin, TX Water and Wastewater System, Refunding Revenue Bonds (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa	3,164,430
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1	1,012,030
1,500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3	1,563,705
1,675,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.50% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2005	NR/Aaa	1,686,675
2,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	AA/Aa3	2,115,600
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	AAA/Aaa	1,579,500
		TOTAL		11,121,940
		Utah--0.6%
735,000		Intermountain Power Agency, UT, Power Supply Revenue Refunding (Series B) Bonds, 6.00% (MBIA Insurance Corp. INS), 7/1/2006	AAA/Aaa	759,542
		Virginia--2.1%
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3	1,013,770
1,000,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	A/A2	1,032,630
750,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1	749,393
		TOTAL		2,795,793
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Washington--1.5%
$2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA/Aa1	$2,012,080
		Wisconsin--2.5%
105,000		Green Bay, WI Area Public School District, UT GO Bonds, 5.10% (U.S. Treasury PRF 4/1/2006 @ 100), 4/1/2007	NR/Aa2	106,976
925,000		Green Bay, WI Area Public School District, UT GO Bonds, 5.10%, 4/1/2007	NR/Aa2	941,733
965,000		Pleasant Prairie, WI Water & Sewer System, Bond Anticipation Notes, 4.00% (U.S. Treasury PRF 10/1/2006 @100), 10/1/2007	NR/A3	979,070
1,245,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.00% (Wheaton Franciscan Services), 8/15/2005	A/A2	1,250,142
		TOTAL		3,277,921
		Wyoming--3.0%
1,500,000		Albany County, WY, Pollution Control Revenue Bonds (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/ (Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR	1,495,020
2,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A-/A3	2,463,800
		TOTAL		3,958,820
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $127,682,339)		128,061,579
		SHORT-TERM MUNICIPALS--2.4%
		Indiana--1.1%
1,500,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ)	A-1+/VMIG1	1,500,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--0.7%
$860,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1	$860,000
		Tennessee--0.6%
795,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1	795,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		3,155,000
		TOTAL MUNICIPAL INVESTMENTS--100.8% (IDENTIFIED COST $130,837,339) [3]		131,216,579
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%		(994,214)
		TOTAL NET ASSETS--100%		$130,222,365

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.7% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $3,733,576 which represents 2.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to $3,350,539 which represents 2.6% of total net assets.

3 The cost of investments for federal tax purposes amounts to $130,837,328.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $130,837,339)		$131,216,579
Cash		8,651
Income receivable		1,732,281
Receivable for investments sold		90,000
Receivable for shares sold		14,838
TOTAL ASSETS		133,062,349
Liabilities:
Payable for shares redeemed	$2,674,317
Income distribution payable	85,793
Payable for distribution services fee (Note 5)	23,890
Payable for shareholder services fee (Note 5)	28,473
Accrued expenses	27,511
TOTAL LIABILITIES		2,839,984
Net assets for 13,443,411 shares outstanding		$130,222,365
Net Assets Consist of:
Paid-in capital		$133,850,821
Net unrealized appreciation of investments		379,240
Accumulated net realized loss on investments		(4,005,197)
Distributions in excess of net investment income		(2,499)
TOTAL NET ASSETS		130,222,365
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($108,659,121 ÷ 11,217,446 shares outstanding), no par value, unlimited shares authorized		$9.69
Offering price per share (100.00/99.00 of $9.69) [1]		$9.79
Redemption proceeds per share		$9.69
Class F Shares:
Net asset value per share ($21,563,244 ÷ 2,225,965 shares outstanding), no par value, unlimited shares authorized		$9.69
Offering price per share		$9.69
Redemption proceeds per share (99.00/100.00 of $9.69) [1]		$9.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Interest			$2,583,082
Expenses:
Investment adviser fee (Note 5)		$301,103
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		4,575
Transfer and dividend disbursing agent fees and expenses		46,280
Directors'/Trustees' fees		2,484
Auditing fees		8,912
Legal fees		3,674
Portfolio accounting fees		38,581
Distribution services fee--Class F Shares (Note 5)		17,282
Distribution services fee--Class A Shares (Note 5)		159,386
Shareholder services fee--Class F Shares (Note 5)		28,803
Shareholder services fee--Class A Shares (Note 5)		157,727
Share registration costs		20,088
Printing and postage		14,096
Insurance premiums		6,900
Taxes		7,998
Miscellaneous		1,298
TOTAL EXPENSES		913,927
Waivers (Note 5):
Waiver of investment adviser fee	$(167,049)
Waiver of administrative personnel and services fee	(16,699)
Waiver of distribution services fee--Class F Shares	(17,282)
TOTAL WAIVERS		(201,030)
Net expenses			712,897
Net investment income			1,870,185
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(127,576)
Net change in unrealized appreciation of investments			(1,081,197)
Net realized and unrealized loss on investments			(1,208,773)
Change in net assets resulting from operations			$661,412

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,870,185	$4,730,317
Net realized loss on investments	(127,576)	(380,611)
Net change in unrealized appreciation/depreciation of investments	(1,081,197)	(2,646,422)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	661,412	1,703,284
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,561,929)	(4,148,018)
Class F Shares	(310,519)	(618,602)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,872,448)	(4,766,620)
Share Transactions:
Proceeds from sale of shares	6,046,710	74,823,031
Net asset value of shares issued to shareholders in payment of distributions declared	1,319,394	3,374,965
Cost of shares redeemed	(53,599,963)	(158,240,448)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,233,859)	(80,042,452)
Change in net assets	(47,444,895)	(83,105,788)
Net Assets:
Beginning of period	177,667,260	260,773,048
End of period (including distributions in excess of net investment income of $(2,499) and $(236), respectively)	$130,222,365	$177,667,260

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with preservation of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2005, the Fund had no realized gains or losses on futures contracts. At May 31, 2005, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Energy America, NE, Gas Supply Revenue Bonds (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	3/18/1998	$ 125,241
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$1,355,000
Illinois Development Finance Authority IDB, (Series 1995) Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	11/9/1995	$ 255,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	562,436	$5,476,163	7,188,379	$70,980,674
Shares issued to shareholders in payment of distributions declared	122,632	1,192,423	316,154	3,111,343
Shares redeemed	(5,163,237)	(50,270,076)	(15,587,471)	(153,617,047)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,478,169)	$(43,601,490)	(8,082,938)	$(79,525,030)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	58,612	$570,547	388,447	$3,842,357
Shares issued to shareholders in payment of distributions declared	13,060	126,971	26,792	263,622
Shares redeemed	(342,615)	(3,329,887)	(468,752)	(4,623,401)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(270,943)	$(2,632,369)	(53,513)	$(517,422)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,749,112)	$(46,233,859)	(8,136,451)	$(80,042,452)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $130,837,328. The net unrealized appreciation of investments for federal tax purposes was $379,251. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $641,823 and net unrealized depreciation from investments for those securities having an excess of cost over value of $262,572.

At November 30, 2004, the Fund had a capital loss carryforward of $3,877,669 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$2,004,917
2008	$ 938,717
2009	$ 162,953
2010	$ 379,104
2011	$ 11,425
2012	$ 380,553

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $5,644 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $594 in sales charges from the sale of Class A Shares. FSC also retained $1,214 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $23,567 of fees paid by the Fund.

Interfund Transactions

During the six months ended May 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $29,860,000 and $41,565,250, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$6,043,095
Sales	$49,608,660

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The previous reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or audit scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

G00278-01 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

11TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.80		$8.57	$7.57	$8.00		$8.10	$9.19
Income From Investment Operations:
Net investment income	0.26	[1]	0.53 [1]	0.615	0.69	[1,2]	0.81	0.84
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	(0.11)		0.27	1.015	(0.42	) [2]	(0.12)	(1.12)
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.80	1.630	0.27		0.69	(0.28)
Less Distributions:
Distributions from net investment income	(0.29)		(0.57)	(0.629)	(0.70)		(0.76)	(0.81)
Distributions from paid-in capital [3]	--		--	(0.001)	--		(0.03)	--
TOTAL DISTRIBUTIONS	(0.29)		(0.57)	(0.630)	(0.70)		(0.79)	(0.81)
Net Asset Value, End of Period	$8.66		$8.80	$8.57	$7.57		$8.00	$8.10
Total Return [4]	1.66%		9.75%	22.29%	3.48%		8.77%	(3.37)%

Ratios to Average Net Assets:
Expenses	1.27	% [5]	1.26%	1.27%	1.26%		1.23%	1.19%
Net investment income	5.90	% [5]	6.18%	7.14%	8.83	% [1]	9.93%	9.44%
Expense waiver/reimbursement [6]	0.07	% [5]	0.07%	0.06%	0.07%		0.13%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$381,102		$354,272	$279,461	$167,387		$138,295	$127,397
Portfolio turnover	24%		26%	38%	50%		58%	60%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.31% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.79		$8.57	$7.57	$8.00		$8.10	$9.19
Income From Investment Operations:
Net investment income	0.23	[1]	0.47 [1]	0.562	0.63	[1,2]	0.76	0.77
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	(0.12)		0.26	1.008	(0.42	) [2]	(0.13)	(1.12)
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.73	1.570	0.21		0.63	(0.35)
Less Distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.569)	(0.64)		(0.71)	(0.74)
Distributions from paid-in capital [3]	--		--	(0.001)	--		(0.02)	--
TOTAL DISTRIBUTIONS	(0.25)		(0.51)	(0.570)	(0.64)		(0.73)	(0.74)
Net Asset Value, End of Period	$8.65		$8.79	$8.57	$7.57		$8.00	$8.10
Total Return [4]	1.28%		8.80%	21.40%	2.70%		7.97%	(4.10)%

Ratios to Average Net Assets:
Expenses	2.02	% [5]	2.01%	2.02%	2.01%		1.98%	1.94%
Net investment income	5.15	% [5]	5.44%	6.42%	8.08	% [1]	9.18%	8.70%
Expense waiver/reimbursement [6]	0.07	% [5]	0.07%	0.06%	0.07%		0.13%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$569,195		$614,079	$669,571	$550,731		$592,565	$581,077
Portfolio turnover	24%		26%	38%	50%		58%	60%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.55% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.80		$8.57	$7.57	$8.00		$8.10	$9.19
Income From Investment Operations:
Net investment income	0.23	[1]	0.47 [1]	0.550	0.63	[1,2]	0.76	0.77
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	(0.13)		0.27	1.018	(0.42	) [2]	(0.13)	(1.12)
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.74	1.568	0.21		0.63	(0.35)
Less Distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.567)	(0.64)		(0.71)	(0.74)
Distributions from paid-in capital [3]	--		--	(0.001)	--		(0.02)	--
TOTAL DISTRIBUTIONS	(0.25)		(0.51)	(0.568)	(0.64)		(0.73)	(0.74)
Net Asset Value, End of Period	$8.65		$8.80	$8.57	$7.57		$8.00	$8.10
Total Return [4]	1.16%		8.94%	21.37%	2.70%		7.97%	(4.10)%

Ratios to Average Net Assets:
Expenses	2.02	% [5]	2.01%	2.02%	2.01%		1.98%	1.94%
Net investment income	5.15	% [5]	5.44%	6.42%	8.08	% [1]	9.18%	8.66%
Expense waiver/reimbursement [6]	0.07	% [5]	0.07%	0.06%	0.07%		0.13%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,642		$96,957	$87,344	$52,300		$52,146	$52,697
Portfolio turnover	24%		26%	38%	50%		58%	60%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.56% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.77		$8.55	$7.55	$7.99		$8.09	$9.18
Income From Investment Operations:
Net investment income	0.26		0.53 [1]	0.613	0.69	[1,2]	0.82	0.84
Net realized and unrealized gain (loss) on investments, options, and foreign currency transactions	(0.11)		0.26	1.017	(0.43	) [2]	(0.13)	(1.12)
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.79	1.630	0.26		0.69	(0.28)
Less Distributions:
Distributions from net investment income	(0.29)		(0.57)	(0.629)	(0.70)		(0.76)	(0.81)
Distributions from paid-in capital [3]	--		--	(0.001)	--		(0.03)	--
TOTAL DISTRIBUTIONS	(0.29)		(0.57)	(0.630)	(0.70)		(0.79)	(0.81)
Net Asset Value, End of Period	$8.63		$8.77	$8.55	$7.55		$7.99	$8.09
Total Return [4]	1.67%		9.65%	22.35%	3.36%		8.78%	(3.38)%

Ratios to Average Net Assets:
Expenses	1.27	% [5]	1.26%	1.27%	1.26%		1.23%	1.19%
Net investment income	5.90	% [5]	6.20%	7.17%	8.83	% [1]	9.93%	9.42%
Expense waiver/reimbursement [6]	0.57	% [5]	0.57%	0.56%	0.57%		0.63%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,290		$24,735	$23,423	$20,569		$24,885	$27,560
Portfolio turnover	24%		26%	38%	50%		58%	60%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.30% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,016.60	$ 6.39
Class B Shares	$1,000	$1,012.80	$ 10.14
Class C Shares	$1,000	$1,011.60	$ 10.13
Class F Shares	$1,000	$1,016.70	$ 6.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$ 6.39
Class B Shares	$1,000	$1,014.86	$10.15
Class C Shares	$1,000	$1,014.86	$10.15
Class F Shares	$1,000	$1,018.60	$ 6.39

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Class A Shares	1.27%
Class B Shares	2.02%
Class C Shares	2.02%
Class F Shares	1.27%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	22.2%	Aaa	22.7%
AA	1.1%	Aa	1.5%
A	1.6%	A	0.8%
BBB	5.4%	Baa	11.0%
BB	27.7%	Ba	16.2%
B	27.2%	B	30.2%
CCC	5.1%	Caa	8.3%
CC	0.0%	Ca	0.4%
C	0.0%	C	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	3.6%	Not Rated by Moody's 3	2.8%
Other Securities [4]	0.2%	Other Securities [4]	0.2%
Securities Lending Collateral [5]	0.6%	Securities Lending Collateral [5]	0.6%
Cash Equivalents [6]	6.3%	Cash Equivalents [6]	6.3%
Other Assets and Liabilities--Net	(1.0)%	Other Assets and Liabilities--Net	(1.0)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.8% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Other Securities includes common stock, warrants, and options that do not qualify for credit ratings from an NRSRO.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

At May 31, 2005 the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	54.8%
U.S. Treasury and Agency Securities [8]	16.6%
Mortgage-Backed Securities [9]	12.4%
Foreign Government Securities	9.3%
Securities Lending Collateral [5]	0.6%
Asset-Backed Securities	0.4%
Municipal Securities [10]	0.0%
Other Security Types [11]	0.6%
Cash Equivalents [6]	6.3%
Other Assets and Liabilities--Net	(1.0)%
TOTAL	100.0%

7 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

9 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable-rate, mortgage-backed securities.

10 Constitutes less than 0.1% of the Fund's net assets.

11 Other Security Types consists of common stock, preferred stock, warrants, and options.

Portfolio of Investments

May 31, 2005 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--5.9%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	$1,268,615
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,321,745
		TOTAL	2,590,360
		Basic Industry - Metals & Mining--0.3%
3,000,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	3,174,897
		Basic Industry - Paper--0.5%
4,360,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,952,999
250,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	258,750
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	528,665
		TOTAL	5,740,414
		Capital Goods - Diversified Manufacturing--0.2%
2,020,000	[1,2]	Tyco International Group, 4.436%, 6/15/2007	2,029,334
		Capital Goods - Environmental--0.3%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/01/2018	3,012,633
		Communications - Media & Cable--0.9%
2,500,000		CF Cable TV, Note, 9.125%, 7/15/2007	2,515,600
3,800,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	3,855,480
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,124,280
1,000,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.500%, 6/15/2006	1,068,870
		TOTAL	9,564,230
		Communications - Media Noncable--0.7%
2,535,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	2,862,578
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	1,275,031
1,000,000		News America Holdings, Note, 8.150%, 10/17/2036	1,279,637
2,000,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,259,980
		TOTAL	7,677,226
		Communications - Telecom Wirelines--0.1%
1,000,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	1,022,400
Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.3%
$1,850,000		General Motors Acceptance, 4.500%, 7/15/2006	$1,815,174
1,000,000		General Motors Acceptance, 8.000%, 11/01/2031	838,558
775,000		General Motors Corp., Note, 9.450%, 11/01/2011	719,981
		TOTAL	3,373,713
		Consumer Cyclical - Entertainment--0.1%
940,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	984,453
		Consumer Cyclical - Retailers--0.2%
2,300,000		Shopko Stores, Sr. Note, 9.250%, 3/15/2022	2,466,750
		Energy - Integrated--0.1%
1,500,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	1,659,418
		Financial Institution - Banking--0.8%
3,000,000		Firstbank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	3,029,955
2,150,000	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	2,637,555
1,000,000	[1,2]	Swedbank, Sub., 7.500%, 11/29/2049	1,045,598
2,000,000		Washington Mutual Finance, Sr. Note, 8.250%, 6/15/2005	2,003,340
		TOTAL	8,716,448
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	641,650
		Financial Institution - Insurance - Life--0.3%
750,000		Delphi Funding, 9.310%, 3/25/2027	823,125
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,304,800
500,000	[1,2]	Union Central Life Insurance Co., Note, 8.200%, 11/1/2026	586,940
		TOTAL	3,714,865
		Financial Institution - Insurance - P&C--0.5%
1,000,000	[1,2]	Liberty Mutual Insurance Co., Sub. Note, 8.200%, 5/04/2007	1,065,110
2,800,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	2,746,044
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	614,564
500,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	551,309
		TOTAL	4,977,027
		Technology--0.2%
1,650,000		Unisys Corp., 8.125%, 6/01/2006	1,699,500
		Transportation - Services--0.1%
875,000		Hertz Corp., 4.700%, 10/02/2006	871,392
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $58,959,154)	63,916,710
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--6.0%
		AUSTRALIAN DOLLAR--0.0%
		State/Provincial--0.0%
$700,000		West Aust Treasury Corp., Local Gov't. Guarantee, Series 07, 8.000%, 10/15/2007	$559,336
		JAPANESE YEN--2.6%
		Banking--1.5%
400,000,000		Bk Nederlandse Gemeenten, Sr. Unsub., 8.000%, 9/22/2008	3,761,552
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,911,780
400,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	3,937,532
400,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	3,899,940
		TOTAL	16,510,804
		Finance--0.2%
250,000,000		General Electric Capital, Sr. Unsub., 100%, 12/20/2005	2,303,296
		Financial Intermediaries--0.4%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	3,930,161
		Supranational--0.5%
500,000,000		Interamer Dev Bk, 1.900%, 7/08/2009	4,922,606
		TOTAL JAPANESE YEN	27,666,867
		U.S. DOLLAR--3.4%
		Cable & Wireless Television--0.4%
8,000,000		Satelites Mexicanos SA, Sr. Note, 10.125%, 1/31/2006	4,280,000
		Container & Glass Products--0.4%
700,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	659,750
4,000,000	[1,2]	Vitro SA, Note, Series 144A, 11.750%, 11/01/2013	3,430,000
		TOTAL	4,089,750
		Oil & Gas--1.3%
3,600,000		Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012	3,780,000
3,675,000	[1,2]	Companhia Petrolifera Marlim, 12.250%, Series 144A, 9/26/2008	4,138,969
3,175,000	[1,2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	3,833,813
3,030,000	[1,2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.220%, 4/01/2017	2,848,200
		TOTAL	14,600,982
		Sovereign--0.6%
5,500,000	[1,2]	Aries Vermogensverwaltng, Note, Series 144A, 9.600%, 10/25/2014	7,074,375
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Steel--0.4%
$3,700,000	[1,2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.750%, 12/16/2013	$3,959,000
		Telecommunications & Cellular--0.2%
2,000,000	[1,2]	Mobile Telesystems, 8.375%, Series 144A, 10/14/2010	2,060,000
		Utilities--0.1%
1,200,000	[1,2]	CIA Saneamento Basico, Note, Series 144A, 12.000%, 6/20/2008	1,350,000
		TOTAL U.S. DOLLAR	37,414,107
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $63,649,923)	65,640,310
		GOVERNMENTS/AGENCIES--15.2%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, Series 808, 8.750%, 8/15/2008	1,668,775
		State/Provincial--0.0%
550,000		Victoria, State of, Local Government Guarantee, 10.250%, 11/15/2006	443,859
		TOTAL AUSTRALIAN DOLLAR	2,112,634
		BRITISH POUND--0.7%
		Sovereign--0.7%
2,500,000		United Kingdom, Government of, Bond, 5.750%, 12/07/2009	4,821,679
1,450,000		United Kingdom, Government of, Bond, 5.000%, 3/07/2008	2,688,020
		TOTAL BRITISH POUND	7,509,699
		CANADIAN DOLLAR--0.5%
		Sovereign--0.5%
3,950,000		Canada, Government of, 5.250%, 6/01/2012	3,433,246
2,700,000		Canada, Government of, 5.000%, 6/01/2014	2,325,287
		TOTAL CANADIAN DOLLAR	5,758,533
		EURO--5.5%
		Sovereign--5.5%
2,250,000		Austria, Government of, Bond, Series 97 5, 5.625%, 7/15/2007	2,958,104
2,800,000		Bundesschatzanweisungen, Note, 2.500%, 3/23/2007	3,467,935
3,000,000		Buoni Poliennali Del Tes, 3.500%, 9/15/2008	3,814,950
3,000,000		Buoni Poliennali Del Tes, 4.250%, 8/01/2013	3,968,522
1,400,000		Colombia, Government of, Unsub., Series EMTN, 11.375%, 1/31/2008	2,018,483
Principal Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		EURO--continued
		Sovereign--continued
$3,800,000		France, Government of, Bond, 4.250%, 4/25/2019	$5,048,483
4,300,000		Germany, Government of, 4.750%, 7/04/2028	6,062,590
5,500,000		Germany, Government of, 5.250%, 1/04/2008	7,266,305
6,000,000		Germany, Government of, Bond, 3.750%, 1/04/2009	7,712,711
4,700,000		Germany, Government of, Bond, Series 0301, 4.750%, 7/04/2034	6,717,054
3,600,000		Germany, Government of, Series 0303, 4.250%, 1/04/2014	4,796,338
680,670		Netherlands, Government of, Bond, Series 1&2A, 8.250%, 2/15/2007	922,096
2,000,000		Republic of Peru, 7.500%, 10/14/2014	2,725,667
1,456,065		Ukraine, Government of, Sr. Note, Series REGS, 10.000%, 3/15/2007	1,932,772
		TOTAL EURO	59,412,010
		JAPANESE YEN--1.0%
		Banking--0.2%
215,000,000		Asian Development Bank, 3.125%, 6/29/2005	1,985,583
		Sovereign--0.8%
220,000,000		Canada, Government of, Note,.700%, 3/20/2006	2,036,563
400,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,934,030
306,000,000		Italy, Series INTL,.650%, 3/20/2009	2,868,001
		TOTAL	8,838,594
		TOTAL JAPANESE YEN	10,824,177
		MEXICAN PESO--0.8%
		Sovereign--0.8%
80,248,900		Mexican Fixed Rate Bonds, Series M 20, 8.000%, 12/07/2023	6,160,033
34,189,400		Mexico Fixed Rate Bonds, Bond, Series MI10, 8.000%, 12/19/2013	2,839,287
		TOTAL MEXICAN PESO	8,999,320
		SWEDISH KRONA--0.2%
		Sovereign--0.2%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,587,217
7,000,000		Sweden, Kingdom of, Deb., Series 1040, 6.50%, 5/05/2008	1,049,800
		TOTAL SWEDISH KRONA	2,637,017
		TURKISH LIRA--0.9%
		Sovereign--0.9%
7,200,000		Turkey, Government of, Bond, 25.000%, 11/16/2005	5,545,768
5,260,000		Turkey, Government of, Bond, 8/24/2005	3,735,699
		TOTAL TURKISH LIRA	9,281,467
Principal Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		U.S. DOLLAR--5.4%
		Sovereign--5.4%
$2,758,859		Brazil, Government of, Brady DCB, 4/15/2012	$2,648,505
3,600,000		Brazil, Government of, Note, 12.000%, 4/15/2010	4,392,000
1,200,000		Colombia, Government of, 10.000%, 1/23/2012	1,378,200
3,000,000		Peru, Government of, Note, 9.875%, 2/06/2015	3,663,000
1,000,000		Philippines, Government, Note, 8.250%, 1/15/2014	1,022,500
1,328,000		Philippines, Government, Note, 8.375%, 2/15/2011	1,377,800
10,600,000		Russia, Government of, Series REGS, 8.250%, 3/31/2010	11,587,390
5,550,000		Russia, Government of, Unsub., Series REGS, 12.750%, 6/24/2028	9,869,010
12,450,000		Russia, Government of, Unsub., Series REGS, 3/31/2030	13,679,437
2,050,000		Turkey, Government of, 11.000%, 1/14/2013	2,558,400
3,320,000		Venezuela, Government of, 10.750%, 9/19/2013	3,784,800
2,000,000		Venezuela, Government of, 8.500%, 10/08/2014	2,015,000
		TOTAL U.S. DOLLAR	57,976,042
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $150,931,941)	164,510,899
		ASSET-BACKED SECURITIES--0.2%
		Home Equity Loan--0.1%
396,419	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.260%, 02/15/2029	$400,384
145,216		New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028	145,193
		TOTAL	545,577
		Manufactured Housing--0.1%
2,000,000		Green Tree Financial Corp. 1993-4 B2, 8.550%, 01/15/2019	1,463,080
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,558,985)	2,008,657
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
22,185	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027 (IDENTIFIED COST $20,277)	17,492
		COMMON STOCKS--0.0%
		Options--0.0%
8,700,000		MXN PUT/USD CALL (PUT-Option) Strike Price:11.255; Expiration Date:10-Jun-2005	261
		Financial Institution - Insurance - Life--0.0%
790	[3]	Conseco, Inc.	15,800
3,160	[3]	Conseco, Inc. - Warrants	7,426
		TOTAL	23,226
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Sovereign--0.0%
250	[3]	Nigeria, Government of, Warrants 11/15/2020	$0
		Finance--0.0%
2,013	[3]	Arcadia Financial Ltd. - Warrants	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,066,545)	23,487
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
$125,750		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $141,312)	139,023
		MUNICIPAL BOND--0.0%
		Municipal Services--0.0%
250,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.300%, (MBIA Insurance Corp. INS), 03/01/2020 (IDENTIFIED COST $249,413)	271,187
		MUTUAL FUNDS--68.0% [4]
9,474,622		Emerging Markets Fixed Income Core Fund	160,284,923
13,392,288		Federated Mortgage Core Portfolio	135,797,795
65,598,779		High Yield Bond Portfolio	442,135,770
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $860,456,746)	738,218,488
		PREFERRED STOCKS--0.2%
		Financial Institution - Brokerage--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend	1,997,500
		Financial Institution - REITs--0.0%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	632,362
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	2,629,862
		U.S. TREASURY--1.5%
		Treasury Securities--1.5%
8,600,000		United States Treasury Bond, 10.750%, 8/15/2005	8,738,718
1,025,000		United States Treasury Bond, 12.750%, 11/15/2010	1,068,726
6,000,000	[5]	United States Treasury Note, 3.500%, 2/15/2010	5,936,220
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,511,145)	15,743,664
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENTS--2.4%
$19,524,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $19,525,670 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678	19,524,000
6,082,000		Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs and Co., 3.080%, dated 5/31/2005 to be repurchased at $6,082,520 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799 (held as collateral for securities lending)	6,082,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	25,606,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $1,183,297,848) [6]	1,078,725,779
		OTHER ASSETS AND LIABILITIES - NET--0.6%	6,503,620
		TOTAL NET ASSETS--100%	$1,085,229,399

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $44,732,538 which represents 4.1% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to $44,715,046 which represents 4.1% of total net assets.

3 Non-income producing security.

4 Affiliated companies.

5 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

6 The cost of investments for federal tax purposes amounts to $1,188,468,615.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

INS	--Insured
MXN	--Mexican Peso
REIT	--Real Estate Investment Trust
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $738,218,488 of investments in affiliated issuers (Note 5) and $6,010,423 of securities loaned (identified cost $1,183,297,848)		$1,078,725,779
Cash		60,976
Cash denominated in foreign currency (identified cost $4,052,665)		3,983,652
Income receivable		5,926,318
Receivable for shares sold		5,419,094
TOTAL ASSETS		1,094,115,819
Liabilities:
Payable for shares redeemed	$1,748,391
Payable for distribution services fee (Note 5)	430,531
Payable for shareholder services fee (Note 5)	226,582
Payable for collateral due to broker	6,082,000
Accrued expenses	398,916
TOTAL LIABILITIES		8,886,420
Net assets for 125,410,884 shares outstanding		$1,085,229,399
Net Assets Consist of:
Paid-in capital		$1,226,138,667
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(104,713,112)
Accumulated net realized loss on investments and foreign currency transactions		(29,914,077)
Distributions in excess of net investment income		(6,282,079)
TOTAL NET ASSETS		$1,085,229,399

Statement of Assets and Liabilities-continued

May 31, 2005 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($381,101,718 ÷ 44,019,668 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.66
Offering price per share (100/95.50 of $8.66) [1]	$9.07
Redemption proceeds per share	$8.66
Class B Shares:
Net asset value per share ($569,194,868 ÷ 65,791,644 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share (94.50/100 of $8.65) [1]	$8.17
Class C Shares:
Net asset value per share ($108,642,453 ÷ 12,553,682 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.65
Offering price per share (100/99.00 of $8.65) [1]	$8.74
Redemption proceeds per share (99.00/100 of $8.65) [1]	$8.56
Class F Shares:
Net asset value per share ($26,290,360 ÷ 3,045,890 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.63
Offering price per share (100/99.00 of $8.63) [1]	$8.72
Redemption proceeds per share (99.00/100 of $8.63) [1]	$8.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $22,577,096 received from affiliated issuers) (Note 5)		$22,662,430
Interest (net of foreign taxes withheld of $9,087 and including stock loan income of $17,962)		12,429,389
Investment income allocated from partnership (Note 5)		3,936,806
TOTAL INCOME		39,028,625
Expenses:
Investment adviser fee (Note 5)	$4,627,791
Administrative personnel and services fee (Note 5)	437,549
Custodian fees	63,432
Transfer and dividend disbursing agent fees and expenses	525,281
Directors'/Trustees' fees	5,622
Auditing fees	9,491
Legal fees	4,068
Portfolio accounting fees	86,663
Distribution services fee--Class B Shares (Note 5)	2,229,894
Distribution services fee--Class C Shares (Note 5)	386,739
Distribution services fee--Class F Shares (Note 5)	64,563
Shareholder services fee--Class A Shares (Note 5)	450,902
Shareholder services fee--Class B Shares (Note 5)	743,298
Shareholder services fee--Class C Shares (Note 5)	128,826
Shareholder services fee--Class F Shares (Note 5)	31,813
Share registration costs	45,232
Printing and postage	66,047
Insurance premiums	7,639
Taxes	41,266
Miscellaneous	4,195
EXPENSES BEFORE ALLOCATION	9,960,311
Expenses allocated from partnership (Note 5)	27,977
TOTAL EXPENSES	9,988,288

Statement of Operations-continued

Six Months Ended May 31, 2005 (unaudited)

Waivers (Note 5):
Waiver of investment adviser fee	$(376,298)
Waiver of administrative personnel and services fee	(22,681)
Waiver of distribution services fee--Class F Shares	(64,563)
TOTAL WAIVERS		$(463,542)
Net expenses			$9,524,746
Net investment income			29,503,879
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options, and foreign currency transactions (net of foreign taxes withheld of $122,053 and including realized $4,663,957 on sales of investments in affiliated issuers (Note 5))			21,088,053
Net realized gain from partnerships			1,844,692
Net change in unrealized depreciation of investments, options, and translation of assets and liabilities in foreign currency			(37,464,408)
Net realized and unrealized loss on investments, options, and foreign currency transactions			(14,531,663)
Change in net assets resulting from operations			$14,972,216

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,503,879	$61,031,304
Net realized gain on investments including allocation from partnership, options, and foreign currency transactions	22,932,745	16,171,949
Net change in unrealized appreciation/depreciation of investments, options, and translation of assets and liabilities in foreign currency	(37,464,408)	15,243,083
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,972,216	92,446,336
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,900,625)	(21,111,034)
Class B Shares	(17,076,699)	(37,794,388)
Class C Shares	(2,980,393)	(5,466,483)
Class F Shares	(844,315)	(1,572,076)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,802,032)	(65,943,981)
Share Transactions:
Proceeds from sale of shares	156,811,364	296,148,336
Net asset value of shares issued to shareholders in payment of distributions declared	20,544,895	40,033,040
Cost of shares redeemed	(164,341,523)	(332,438,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,014,736	3,743,325
Change in net assets	(4,815,080)	30,245,680
Net Assets:
Beginning of period	1,090,044,479	1,059,798,799
End of period (including distributions in excess of net investment income of $(6,282,079) and $(2,983,926), respectively)	$1,085,229,399	$1,090,044,479

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Fixed-income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated, fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the Edgar Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees on behalf of Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains, and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the database on the SEC's website www.sec.gov at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker for reverse repos to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund is permitted to enter into reverse repurchase agreements, in which the Fund sells U.S. government securities to financial institutions and agrees to repurchase the securities at an agreed-upon price and date.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity, and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,010,423	$6,082,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, Series 1997-A B1-4 1/28/2027	2/4/1998	$20,277

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

4. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,094,425	$97,365,408	21,769,656	$187,444,388
Shares issued to shareholders in payment of distributions declared	1,029,644	8,999,334	1,861,972	16,027,679
Shares redeemed	(8,366,944)	(73,395,599)	(15,978,022)	(136,592,245)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,757,125	$32,969,143	7,653,606	$66,879,822

	Six Months Ended 5/31/2005		Year Ended 11/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,569,731	$31,358,884	7,746,505	$66,858,778
Shares issued to shareholders in payment of distributions declared	1,064,836	9,304,365	2,312,088	19,887,862
Shares redeemed	(8,676,418)	(76,075,818)	(18,392,324)	(157,992,987)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,041,851)	$(35,412,569)	(8,333,731)	$(71,246,347)

	Six Months Ended 5/31/2005		Year Ended 11/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,777,991	$24,405,359	4,511,385	$38,925,807
Shares issued to shareholders in payment of distributions declared	211,070	1,843,824	396,191	3,408,182
Shares redeemed	(1,458,427)	(12,776,976)	(4,076,785)	(34,907,040)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,530,634	$13,472,207	830,791	$7,426,949

	Six Months Ended 5/31/2005		Year Ended 11/31/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	420,670	$3,681,713	339,988	$2,919,363
Shares issued to shareholders in payment of distributions declared	45,619	397,372	82,668	709,317
Shares redeemed	(239,605)	(2,093,130)	(343,474)	(2,945,779)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	226,684	$1,985,955	79,182	$682,901
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,472,592	$13,014,736	229,848	$3,743,325

5. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $1,188,468,615. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $109,742,836. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,770,648 and net unrealized depreciation from investments for those securities having an excess of cost over value of $139,513,484.

At November 30, 2004, the Fund had a capital loss carryforward of $43,504,358 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$14,712,489
2008	$ 7,257,665
2009	$ 15,741,297
2010	$ 5,329,211
2012	$ 463,696

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$3,936,806
Federated Mortgage Core Portfolio	$2,768,252
High Yield Bond Portfolio	$19,808,804
Prime Value Obligations Fund	$40

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $11,362 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $187,589 in sales charges from the sale of Class A Shares. FSC also retained $7,261 of contingent deferred sales charges relating to redemptions of Class C Shares and $347 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

8. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$229,364,098
Sales	$228,592,506

9. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The pervious reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principals. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principals or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned application of accounting principals to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

G00324-01 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
                  Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
                  Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Fixed Income Securities, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                   J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                     Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005